Consolidated Statements of Changes in Equity $ in Thousands	Share capital [Member] USD ($) shares	Share option reserve [Member] USD ($)	Reserves [Member] USD ($)	Accumulated other loss [Member] USD ($)	Retained earnings [Member] USD ($)	Total equity attributable to the equity holders of the Company [Member] USD ($)	Non-controlling interests [Member] USD ($)	USD ($) shares
Balance at Mar. 31, 2019	$ 231,269	$ 15,898	$ 25,409	$ (41,864)	$ 116,734	$ 347,446	$ 65,735	$ 413,181
Balance, Shares at Mar. 31, 2019 | shares	169,842,052
Adjustment upon adoption of IFRS 16				167	(823)	(656)		(656)
Options exercised	$ 11,003	(3,002)				8,001		$ 8,001
Options exercised, Shares | shares	3,833,406							3,833,406
Restricted share units vested	$ 527	(527)
Restricted share units vested, shares | shares	141,376
Share-based compensation		2,669				2,669		2,669
Dividends declared					(4,287)	(4,287)		(4,287)
Distribution to non-controlling interests							(3,259)	(3,259)
Disposal of common shares held by associate	1,127					1,127		1,127
Comprehensive (loss) income				(19,892)	34,274	14,382	7,814	22,196
Balance at Mar. 31, 2020	$ 243,926	15,038	25,409	(61,589)	145,898	368,682	70,290	438,972
Balance, Shares at Mar. 31, 2020 | shares	173,816,834
Options exercised	$ 4,824	(1,286)				3,538		$ 3,538
Options exercised, Shares | shares	1,553,338							1,553,338
Restricted share units vested	$ 1,449	(1,449)
Restricted share units vested, shares | shares	372,372
Share-based compensation		4,307				4,307		4,307
Dividends declared					(4,368)	(4,368)		(4,368)
Acquisition of La Yesca							9,250	9,250
Contribution from non-controlling interests							2,500	2,500
Distribution to non-controlling interests							(3,239)	(3,239)
Comprehensive (loss) income				49,039	46,376	95,415	19,353	114,768
Balance at Mar. 31, 2021	$ 250,199	$ 16,610	$ 25,409	$ (12,550)	$ 187,906	$ 467,574	$ 98,154	$ 565,728
Balance, Shares at Mar. 31, 2021 | shares	175,742,544